Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Amortization of intangible assets	¥ 162,121,000	¥ 302,774,000	¥ 282,697,000
Impairment charge on intangible assets	10,208,000
Cost of revenue
Intangible assets
Amortization of intangible assets	146,466,000	297,406,000	275,479,000
Impairment charge on intangible assets	6,371,000
Research and development expenses
Intangible assets
Amortization of intangible assets	6,282,000	3,396,000	3,812,000
Impairment charge on intangible assets	3,837,000
General and administrative expenses
Intangible assets
Amortization of intangible assets	¥ 9,373,000	¥ 1,972,000	¥ 3,406,000